Current Liabilities - Trade and Other Payables	12 Months Ended
Jun. 30, 2022
Statement [LineItems]
Current Liabilites - Trade and Other Payables
NOTE 14. CURRENT LIABILITIES – TRADE AND OTHER PAYABLES

	Consolidated
	June 30, 2022	June 30, 2021
	A$	A$
Trade payables	2,866,144	1,824,901
Other payables and accruals	2,886,044	2,956,828

	5,752,188	4,781,729